Minimum Future Rentals On Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2013	$ 6,739
2014	5,046
2015	3,636
2016	2,281
2017	1,337
Thereafter	3,234
Total minimum future lease payments	$ 22,273